Trade Notes and Accounts Receivable, Net - Movements of Allowance for Doubtful Accounts, Trade Notes and Accounts Receivable (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets [Line Items]
Beginning balance	$ 2,154
Add: Provision for credit loss	123	$ 49	$ (54)
Ending balance	1,605	2,154
Trade notes and accounts receivable [Member]
Disclosure Of Financial Assets [Line Items]
Beginning balance	2,154	2,360
Add: Provision for credit loss	123	49
Add: Acquired by business combinations (Note 14)		2
Less: Amounts written off	(672)	(257)
Ending balance	$ 1,605	$ 2,154	$ 2,360